SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
IFRS 8 requires operating segments to be identified on the basis of internal reports about components of the Consolidated Entity that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segment and to assess its performance. The Consolidated Entity operates in one segment, being exploration and evaluation of mineral properties in the U.S. and research and development of associated metals technologies to support an integrated titanium processing operation.
(a)    Reconciliation of non-current assets by geographical location

	2025	2024
	US$	US$
United States of America	45,719,988	13,887,873
	45,719,988	13,887,873